Schedule of receivables, prepayments and other assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits and other deposits	[1]		¥ 649,704	¥ 848,495
Deductible value-added taxes			64,300	78,310
Prepaid online marketing expenses			17,207	12,417
Advances			110,674	93,190
Trust statutory deposits			105,319	46,488
Others			223,862	192,773
Prepaid expense and other assets		$ 167,460	¥ 1,171,066	¥ 1,271,673

[1]	Security deposits and other deposits primarily include security deposits and rental deposits. Security deposits were set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners. As of December 31, 2024 and 2025, security deposits set aside by the Group amounted to RMB785,348 and RMB